Other non-current assets (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Other non-current assets
Reclamation deposits	$ 12,230	$ 12,684
Advances for mining equipment	866	6,078
Non-current inventory	2,490	4,686
Deferred financing fees		471
Other non-current assets	31,085	44,628
Provision expense on VAT receivables	3,300
Mexico Operating Segment
Other non-current assets
Sales tax recoverable	$ 15,499	$ 20,709